Stock Option Awards Outstanding and Exercisable (Detail) (USD $)	12 Months Ended
Dec. 31, 2014
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding	3,628,000
Options Outstanding, Weighted Average Remaining Contractual Life	8 years 4 months 6 days
Options Outstanding, Weighted Average Exercise Price Per Share	$ 3.64
Options Exercisable	1,029,996
Options Exercisable, Weighted Average Exercise Price Per Share	$ 3.81
Options Exercisable, Weighted Average Remaining Contractual Life	6 years 3 months
Range of Exercise Prices $0.00 - 2.50
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Prices, Minimum	$ 0.00
Range of Exercise Prices, Maximum	$ 2.50
Options Outstanding	142,500
Options Outstanding, Weighted Average Remaining Contractual Life	9 years 11 months 23 days
Options Outstanding, Weighted Average Exercise Price Per Share	$ 2.20
Options Exercisable	0
Options Exercisable, Weighted Average Exercise Price Per Share	$ 0
Options Exercisable, Weighted Average Remaining Contractual Life	0 years
Range of Exercise Prices $2.51 - 3.00
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Prices, Minimum	$ 2.51
Range of Exercise Prices, Maximum	$ 3.00
Options Outstanding	237,500
Options Outstanding, Weighted Average Remaining Contractual Life	9 years 9 months 4 days
Options Outstanding, Weighted Average Exercise Price Per Share	$ 2.66
Options Exercisable	0
Options Exercisable, Weighted Average Exercise Price Per Share	$ 0
Options Exercisable, Weighted Average Remaining Contractual Life	0 years
Range of Exercise Prices $3.01 - 3.50
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Prices, Minimum	$ 3.01
Range of Exercise Prices, Maximum	$ 3.50
Options Outstanding	748,000
Options Outstanding, Weighted Average Remaining Contractual Life	7 years 5 months 19 days
Options Outstanding, Weighted Average Exercise Price Per Share	$ 3.18
Options Exercisable	285,000
Options Exercisable, Weighted Average Exercise Price Per Share	$ 3.18
Options Exercisable, Weighted Average Remaining Contractual Life	4 years 3 months 11 days
Range of Exercise Prices $3.51 - 4.00
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Prices, Minimum	$ 3.51
Range of Exercise Prices, Maximum	$ 4.00
Options Outstanding	615,000
Options Outstanding, Weighted Average Remaining Contractual Life	9 years 2 months 1 day
Options Outstanding, Weighted Average Exercise Price Per Share	$ 3.66
Options Exercisable	0
Options Exercisable, Weighted Average Exercise Price Per Share	$ 0
Options Exercisable, Weighted Average Remaining Contractual Life	0 years
Range of Exercise Prices $4.01 - 4.50
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Prices, Minimum	$ 4.01
Range of Exercise Prices, Maximum	$ 4.50
Options Outstanding	1,885,000
Options Outstanding, Weighted Average Remaining Contractual Life	8 years 1 month 20 days
Options Outstanding, Weighted Average Exercise Price Per Share	$ 4.05
Options Exercisable	744,996
Options Exercisable, Weighted Average Exercise Price Per Share	$ 4.05
Options Exercisable, Weighted Average Remaining Contractual Life	7 years